Retirement Plan	12 Months Ended
Dec. 31, 2011
Retirement Plan
Retirement Plan

(15) Retirement Plan

        The Company has a defined contribution retirement plan under Section 401(a) of the Internal Revenue Code (the Retirement Plan). The Retirement Plan allows all full-time employees after one year of service to defer a portion of their compensation on a pretax basis through contributions to the Retirement Plan. The Company provides for a discretionary match based on a percentage of the employee's annual contribution. No Company match was provided for in 2011. At December 31, 2010 and 2009, the Company accrued approximately $0.6 million and $1.5 million, respectively related to the Company's approved discretionary match.